UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513)-629-8104
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2020

Date of reporting period:  May 31, 2020

Item 1. Reports to Stockholders.

Rockefeller Equity Allocation Fund

Rockefeller Core Taxable Bond Fund

Rockefeller Intermediate Tax Exempt
National Bond Fund

Rockefeller Intermediate Tax Exempt
New York Bond Fund

Semi-Annual Report
May 31, 2020

Investment Adviser

Rockefeller & Co. LLC
45 Rockefeller Plaza, 5th Floor
New York, New York  10111

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund (each a “Fund,” and collectively, the “Funds”) will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling the Funds at 1-855-369-6209, sending an e-mail request to inquires@rockefellerfunds.com, or by enrolling at http://www.rockefellerfunds.com.

You may elect to receive all future reports in paper free of charge. To request that you continue to receive paper copies of your shareholder reports, you can contact your financial intermediary or, if you invest directly with the Funds, you can call the Funds at 1-855-369-3209 or send an e-mail request to inquires@rockefellerfunds.com. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all Rockefeller Funds you hold.

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	7

INVESTMENT HIGHLIGHTS	9

SCHEDULES OF INVESTMENTS	19

STATEMENTS OF ASSETS AND LIABILITIES	38

STATEMENTS OF OPERATIONS	40

STATEMENTS OF CHANGES IN NET ASSETS	42

FINANCIAL HIGHLIGHTS	46

NOTES TO FINANCIAL STATEMENTS	54

NOTICE OF PRIVACY POLICY & PRACTICES	65

ADDITIONAL INFORMATION	66

Dear Shareholder:

Over the past six months, global equities, as represented by the MSCI ACWI Index, entered a bear market with a negative 21.37% total return during the first quarter of 2020. The Index reached its all-time peak of 581 on February 12, 2020, and then lost as much as 33.64% during the depth of the sell-off, which was triggered by the COVID-19 pandemic. The unprecedented nature of the COVID-19 crisis drove the Federal Reserve to aggressively inject liquidity into financial markets, with asset purchases expanded to include investment grade corporate and municipal bonds. The United States Congress also passed three rounds of stimulus adding up to more than $2 trillion of financial aid to individuals, municipalities, and various industries. Similarly, policymakers around the globe also unveiled aggressive monetary and fiscal stimulus. The aggressive policy responses helped to arrest the market decline and has led to a significant market rebound.

Global Economy

While the stock market basks in the complacency of a liquidity-fueled rebound, one should not equate that optimism with reality. Despite V-shaped recoveries in economic activity, the absolute levels are far from normal. For example, the daily air passenger count in the U.S. has surged 289% from the nadir in mid-April to as high as 345,000 in late May, prompting airlines to add new flights. However, it is still down 85% from a year ago, and it may take years to get back to pre-COVID-19 levels. Amtrak plans to cut up to 20% of its workforce as its ridership in 2021 is projected to rise to just half of what it was in 2019. Restaurants and retail shops across the country are re-opening for business, but OpenTable forecasts that 25% of U.S. restaurants will close for good, we believe it likely that the pandemic will accelerate the demise of many retailers.

The pandemic has been particularly tough for Europe, especially the heavily indebted Southern European economies. However, a slight shift in tone particularly from Germany and unity throughout Europe that has been expressed from a fiscal standpoint to combat the economic impacts of the virus have been impressive.

Federal Reserve Policy and the Bond Market:

Heading into 2020, it appeared that the U.S. economy was in relatively good shape. However, as the year progressed, COVID-19 and the measures put into place to contain it have officially brought the longest economic expansion in U.S. history to an end with a 4.8% annualized decline in U.S. real GDP in the first quarter of 2020. Expectations for second quarter 2020 growth are, for the most part, severe contraction in growth on record.

To help support the economy, the Federal Reserve cut rates two times in March at two separate emergency meetings. This was an unprecedented move to help avoid a complete economic collapse and alleviated stresses on financial conditions. Additionally, the Federal Reserve introduced a new quantitative easing (QE4) plan to eventually purchase unlimited amounts of Treasuries and mortgage-backed securities. With liquidity continuing to be a challenge for almost all fixed income instruments including the most liquid assets such as Treasuries, the Federal Reserve implemented many more programs in an attempt help bring the market functioning back to normalcy. Many of these were old programs that were implemented during the Great Financial Crisis of 2008, but several new programs were instituted.

While the outlook for the economy at this moment is higher than usual, we believe the broader picture coming from timely indicators is that the worst of the economic impact from the pandemic may be past us. However, the recovery will be a slow process and we expect the Federal Reserve to maintain a highly accommodative posture for the foreseeable future.

Rockefeller Core Taxable Bond Fund:

For the six months ended May 31, 2020, the Institutional Class shares of the Rockefeller Core Taxable Bond Fund had a return of +5.36% (net), modestly underperforming the Bloomberg Barclays Aggregate Bond Index benchmark, which returned +5.40%. Detracting from relative performance was the Fund’s sector allocations. An overweight to corporate bonds detracted as spreads widened over the period. Meanwhile, the Fund’s longer relative duration contributed positively as yields declined across the curve.

Rockefeller Intermediate Tax Exempt National Bond Fund:

For the six months ended May 31, 2020, the Institutional Class shares of the Rockefeller Intermediate Tax Exempt National Bond Fund had a return of +2.37% (net), while the Bloomberg Barclays Managed Money Short/Intermediate (1 - 10 Years) Index returned +3.35%. Detracting from relative performance was the Fund’s overweight to the “A” rated credit cohort as lower quality underperformed. The Fund’s modestly longer duration profile also detracted from relative performance as the yield curve steepened during the period.

Rockefeller Intermediate Tax Exempt New York Bond Fund:

For the six months ended May 31, 2020, the Institutional Class shares of the Rockefeller Intermediate Tax Exempt New York Bond Fund had a return of +1.04% (net), while the Bloomberg Barclays Managed Money Short/Intermediate (1 - 10 Years) Index returned +3.35%. Detracting from relative performance was the Fund’s geographical overweight to New York as municipal bonds from this region materially underperformed during the period due to elevated COVID concerns. Additionally, the Fund’s overweight to the “A” rated credit cohort also detracted from relative performance as lower quality underperformed. The Fund’s modestly longer duration profile also detracted from relative performance as the yield curve steepened during the period.

Rockefeller Equity Allocation Fund

For the six months ended May 31, 2020, the Institutional Class shares of the Rockefeller Equity Allocation Fund returned -2.66% (net) versus the MSCI World All-Country Index (net dividends) return of -0.07% over the same period. In aggregate across the period, stock selection in the Communication Services sector was the largest contributor, which was more than offset by the negative contribution from the strategy’s bank exposure within Financial Services. ING Groep NV and Lloyd’s Banking Group were among the largest detracting stocks, as European banks were hit due to a lower interest rate environment that will impact margins, and concerns around credit quality due to the COVID-19 pandemic. Within Communication Services, Facebook was the largest positive contributor for the period.

Looking Forward

At some point in the months ahead, we believe the post-lockdown euphoria will give way to the realization that while aggressive bailout efforts may have stunted the impact of an economic depression, we are still left with a deep recession. The insolvency wave will likely continue to crest; year-to-date, there were already 98 bankruptcies filed by companies with more than $50 million of liabilities, which is the highest since the Great Recession. Collapsing tax revenues will force state and local governments to resort to belt-tightening.

Depending on the rate of new infections and hospitalizations, the V-shaped economic bounce off lockdowns may morph into a stagnant morass as a part of the population continues to refrain from certain activities until they get vaccinated. As the election season gets underway, investors will no longer be able to ignore policy risks for 2021 and beyond, not to mention the rising tension with China.

Sincerely,

David P. Harris, CFA	Jimmy C. Chang, CFA
Chief Investment Officer	Chief Investment Strategist
Rockefeller & Co. LLC	Rockefeller & Co. LLC

Opinions expressed are those of Rockefeller & Co. LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds are susceptible to adverse economic, political, tax, or regulatory changes which may magnify other risks. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investing in the municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Investments in asset-backed and mortgage- backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic development. The Funds may invest in restricted securities or “private placement” transactions. Private placement securities are not registered under the Securities Act of 1933, as amended, and are subject to restrictions on resale. As such they are often both difficult to sell and to value. The Funds may invest in exchange traded funds (“ETFs”) which are subject to additional risks, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Rockefeller Intermediate Tax Exempt New York Bond Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of New York issues. The Rockefeller Equity Allocation Fund is subject to small- and medium- capitalization company risks, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Rockefeller Equity Allocation Fund also invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investing in commodities may subject the Fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations. Master limited partnerships (“MLPs”) in which the Rockefeller Equity Allocation Fund may invest are subject to certain risks inherent in the structure of MLPs, including complex tax structure risks, the limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.

The Bloomberg Barclays Managed Money Short/Intermediate (1 - 10 Years) Index is the 1-10 year component of the Barclays Managed Money Index, which is a rules-based, market-value-weighted index engineered for the tax-exempt municipal bond market.

The MSCI All Country World Index (Net Dividends) (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that measures the equity performance of global developed and emerging markets. The MSCI ACWI total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

One cannot invest directly in an index.

Gross domestic product (“GDP”) for a country is a monetary measure of the value of all final goods and services produced by the country in a specified period.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Yield Curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. The curve is used to predict changes in economic output and growth.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. See schedule of investments for holdings.

The Rockefeller Funds are distributed by Quasar Distributors, LLC.

Credit Quality weights by rating were derived from the highest bond rating as determined by S&P, Moody’s or Fitch. Bond ratings are grades given to bonds that indicate their credit quality as determined by private independent rating services such as Standard & Poor’s, Moody’s and Fitch. These firms evaluate a bond issuer's financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when none of the three rating agencies have issued a formal rating, the Advisor will classify the security as nonrated.

Rockefeller Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses.  These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/19 – 5/31/20).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Examples. The Examples include, but are not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Rockefeller Funds
Expense Examples (Continued)
(Unaudited)

Rockefeller Equity Allocation Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/19	5/31/20	12/1/19 – 5/31/20*
Actual	$1,000.00	$ 906.70	$5.67
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.05	$6.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Rockefeller Core Taxable Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/19	5/31/20	12/1/19 – 5/31/20*
Actual	$1,000.00	$1,053.60	$3.44
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.65	$3.39

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Rockefeller Intermediate Tax Exempt National Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/19	5/31/20	12/1/19 – 5/31/20*
Actual	$1,000.00	$1,023.70	$3.24
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.80	$3.23

*	Expenses are equal to the Fund’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Rockefeller Intermediate Tax Exempt New York Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/19	5/31/20	12/1/19 – 5/31/20*
Actual	$1,000.00	$1,010.40	$3.72
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.30	$3.74

*	Expenses are equal to the Fund’s annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Rockefeller Equity Allocation Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective of long-term total return from capital appreciation and income by investing its assets globally in a range of equity asset classes and, to a lesser extent, in fixed-income securities, real estate and commodity linked equities (such as real estate investment trusts and master limited partnerships), and currencies. Rockefeller & Co. LLC (the “Adviser”) will allocate the Fund’s assets across asset classes taking into consideration both the Adviser’s longer-term strategic outlook as well as tactical views as to potential near-term opportunities. The Adviser considers a number of factors when making allocation decisions, including relative attractiveness among equity market capitalizations and geographic regions, inflation risks and factors that influence commodity prices.

Allocation of Portfolio Holdings as of May 31, 2020*
(% of Investments)

*	For additional details on allocation of portfolio holdings by industry, please see the Schedule of Investments.

Average Annual Returns as of May 31, 2020

	Rockefeller	MSCI All Country
	Equity Allocation	World Index
	Fund	(Net Dividends)
1 Year	-1.16%	5.43%
5 Year	3.30%	5.29%
Since Inception (2/4/15)	4.01%	5.83%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Continued

Rockefeller Equity Allocation Fund
Investment Highlights (Continued)
(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI All Country World Index (Net Dividends) (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that measures the equity performance of global developed and emerging markets. The MSCI ACWI total return indices reflect the reinvestment of dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Core Taxable Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective to generate current income consistent with the preservation of capital by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in taxable fixed-income securities.  “Fixed-income securities” include corporate, government and municipal bonds, asset-backed and mortgage-backed securities, other investment companies and ETFs that will invest in fixed-income securities, and other fixed-income instruments.  The Fund invests primarily in investment grade fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or deemed by the Adviser to be of comparable quality.  The Adviser anticipates the Fund’s weighted average duration will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of May 31, 2020
(% of Investments)

Average Annual Returns as of May 31, 2020

		Bloomberg
	Rockefeller	Barclays
	Core Taxable	Aggregate
	Bond Fund	Bond Index
1 Year	9.03%	9.42%
5 Year	3.83%	3.94%
Since Inception (12/26/13)	3.69%	4.16%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Continued

Rockefeller Core Taxable Bond Fund
Investment Highlights (Continued)
(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective to generate current income that is exempt from federal personal income tax consistent with the preservation of capital by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal alternative minimum tax (“AMT”).  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal income taxes.  While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in fixed-income securities that generate income that is not exempt from regular federal income tax, including the federal AMT.  The Fund invests primarily in investment grade municipal bonds and other types of fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or, if unrated, deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of May 31, 2020
(% of Investments)

Continued

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns as of May 31, 2020

	Rockefeller	Bloomberg
	Intermediate Tax	Barclays Managed
	Exempt National	Money Short/
	Bond Fund	Intermediate Index
1 Year	4.07%	5.14%
5 Year	2.40%	3.11%
Since Inception (12/26/13)	2.31%	3.11%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Bloomberg Barclays Managed Money Short/Intermediate Index is the 1-10 year component of the Barclays Managed Money Index, which is a rules-based, market-value-weighted index engineered for the tax-exempt municipal bond market.

Continued

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights (Continued)
(Unaudited)

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal, New York State and New York City personal income tax, including the federal AMT.  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds, industrial development bonds, and other obligations issued by the State of New York, its subdivisions, authorities, instrumentalities and corporations.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal and New York State and New York City personal income tax.  While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in fixed-income securities that generate income that is not exempt from regular federal income tax, New York State and New York City personal income tax, including the federal AMT.  The Fund invests primarily in investment grade fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.  The Fund is non-diversified.

Allocation of Portfolio Holdings as of May 31, 2020
(% of Investments)

Continued

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns as of May 31, 2020

	Rockefeller	Bloomberg
	Intermediate Tax	Barclays Managed
	Exempt New York	Money Short/
	Bond Fund	Intermediate Index
1 Year	2.58%	5.14%
5 Year	1.94%	3.11%
Since Inception (12/26/13)	1.91%	3.11%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Bloomberg Barclays Managed Money Short/Intermediate Index is the 1-10 year component of the Barclays Managed Money Index, which is a rules-based, market-value-weighted index engineered for the tax-exempt municipal bond market.

Continued

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights (Continued)
(Unaudited)

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Equity Allocation Fund

Schedule of Investments

May 31, 2020 (Unaudited)

	Shares	Value

Common Stocks – 96.74%
Air Freight & Logistics – 1.84%
Deutsche Post AG (a)	57,796	$1,810,068

Auto Components – 1.70%
Continental AG (a)	12,472	1,233,390
Gentherm, Inc. (b)	5,488	223,362
Hankook Tire & Technology Co. Ltd. (a)	6,062	115,215
Standard Motor Products, Inc.	2,442	103,907
		1,675,874

Banks – 3.94%
First Horizon National Corp.	3,129	29,256
Huntington Bancshares, Inc.	4,001	35,569
ICICI Bank Ltd. – ADR	67,076	583,561
Lloyds Banking Group PLC (a)	3,561,752	1,313,580
Swedbank AB (a)(b)	94,519	1,187,038
Wells Fargo & Co.	27,943	739,651
		3,888,655

Biotechnology – 3.33%
Alnylam Pharmaceuticals, Inc. (b)	5,027	680,002
BioMarin Pharmaceutical, Inc. (b)	6,822	726,884
Ionis Pharmaceuticals, Inc. (b)	9,356	525,901
Neurocrine Biosciences, Inc. (b)	4,324	539,462
Regeneron Pharmaceuticals, Inc. (b)	1,327	813,199
		3,285,448

Building Products – 2.19%
A. O. Smith Corp.	909	43,178
AAON, Inc.	4,088	221,447
Cie de Saint-Gobain (a)	49,738	1,627,703
Simpson Manufacturing Co., Inc.	3,338	267,240
		2,159,568

Chemicals – 0.17%
LG Chem Ltd. (a)	518	164,185

Commercial Services & Supplies – 0.58%
Healthcare Services Group, Inc.	8,401	200,952
Stericycle, Inc. (b)	2,385	130,770
Tetra Tech, Inc.	3,026	238,751
		570,473

Construction Materials – 1.68%
CEMEX S.A.B. de C.V. – ADR	2	5
China Resources Cement Holdings Ltd. (a)	119,000	150,347
HeidelbergCement AG (a)	30,146	1,507,939
		1,658,291

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Consumer Finance – 1.07%
Discover Financial Services	15,861	$753,556
FirstCash, Inc.	2,624	183,076
SLM Corp.	15,467	117,240
		1,053,872

Containers & Packaging – 0.93%
Crown Holdings, Inc. (b)	14,031	918,048

Diversified Financial Services – 0.33%
FactSet Research Systems, Inc.	1,070	329,036

Diversified Telecommunication Services – 3.54%
KT Corp. – ADR (b)	30,237	294,509
KT Corp. (a)	5,934	116,338
ORBCOMM, Inc. (b)	28,299	77,539
Verizon Communications, Inc.	52,198	2,995,121
		3,483,507

Electric Utilities – 3.20%
Enel S.p.A. (a)	242,200	1,872,624
The Kansai Electric Power Co., Inc. (a)	128,200	1,279,304
		3,151,928

Electrical Equipment – 2.24%
Mitsubishi Electric Corp. (a)	51,100	674,594
Schneider Electric SE (a)	14,256	1,411,526
TPI Composites, Inc. (b)	6,018	124,874
		2,210,994

Electronic Equipment, Instruments & Components – 4.51%
Badger Meter, Inc.	2,967	181,551
Cognex Corp.	8,214	466,062
FLIR Systems, Inc.	1,030	47,586
IPG Photonics Corp. (b)	1,762	273,815
Keysight Technologies, Inc. (b)	3,940	426,032
Kyocera Corp. (a)	24,700	1,337,989
Littelfuse, Inc.	1,543	250,722
Samsung SDI Co. Ltd. (a)	743	216,336
TE Connectivity Ltd. (a)	11,531	936,894
Trimble, Inc. (b)	8,122	317,733
		4,454,720

Entertainment – 2.16%
Nintendo Co. Ltd. (a)	500	203,289
Ubisoft Entertainment SA (a)(b)	7,771	602,981
The Walt Disney Co.	11,309	1,326,546
		2,132,816

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Gas Utilities – 0.28%
Tokyo Gas Co. Ltd. (a)	11,600	$277,727

Health Care Equipment & Supplies – 4.67%
ABIOMED, Inc. (b)	1,013	226,811
Alcon, AG. (a)(b)	4,063	263,021
Alcon, Inc. (a)(b)	1	64
Becton Dickinson & Co.	5,057	1,248,724
Edwards Lifesciences Corp. (b)	821	184,495
Inogen, Inc. (b)	2,826	107,388
Insulet Corp. (b)	1,601	301,901
Integer Holdings Corp. (b)	2,731	216,241
Masimo Corp. (b)	1,350	324,257
Medtronic PLC (a)	10,637	1,048,595
Merit Medical Systems, Inc. (b)	7,994	359,650
ResMed, Inc.	1,645	264,549
Tandem Diabetes Care, Inc. (b)	685	56,958
		4,602,654

Health Care Providers & Services – 0.36%
Chemed Corp.	748	357,925

Health Care Technology – 1.82%
Cerner Corp.	18,465	1,346,099
Omnicell, Inc. (b)	4,585	306,782
Vocera Communications, Inc. (b)	7,064	138,666
		1,791,547

Hotels, Restaurants & Leisure – 0.00%
Compass Group PLC (a)	1	15

Household Durables – 1.89%
Sony Corp. (a)	27,700	1,794,014
Whirlpool Corp.	596	72,605
		1,866,619

Household Products – 0.33%
Reckitt Benckiser Group PLC (a)	3,616	323,871

Insurance – 8.71%
Aflac, Inc.	46,072	1,680,246
AIA Group Ltd. (a)	143,000	1,173,427
Intact Financial Corp. (a)(b)	11,416	1,089,820
PICC Property & Casualty Co., Ltd. (a)	106,000	92,742
Progressive Corp.	31,187	2,422,607

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Insurance – 8.71% (Continued)
Samsung Fire & Marine Insurance Co. Ltd. (a)	586	$86,592
Willis Towers Watson Plc (a)	10,052	2,039,551
		8,584,985

Interactive Media & Services – 2.08%
Tencent Holdings Ltd. (a)	37,900	2,052,507

Internet & Catalog Retail – 2.37%
Amazon.com, Inc. (b)	955	2,332,463

Internet & Direct Marketing Retail – 0.24%
Booking Holdings, Inc. (b)	17	27,870
Expedia Group, Inc.	1,949	154,907
Trip.com Group Ltd. – ADR (b)	2,088	55,478
		238,255

Internet Software & Services – 6.09%
Alibaba Group Holding, Ltd. – ADR (b)	1,386	287,443
Alphabet, Inc. – Class C (b)	1,429	2,041,927
Baidu, Inc. – ADR (b)	972	103,567
Facebook, Inc. – Class A (b)	15,003	3,377,025
NIC, Inc.	8,024	193,057
		6,003,019

IT Services – 1.87%
Fidelity National Information Services, Inc.	3,992	554,209
Visa, Inc. – Class A	6,630	1,294,442
		1,848,651

Life Sciences Tools & Services – 0.83%
Illumina, Inc. (b)	2,241	813,595

Machinery – 2.66%
Amada Holdings Co. Ltd. (a)	74,700	667,527
Deere & Co.	7,197	1,094,807
Epiroc AB (a)	17,780	199,022
KION Group AG (a)(b)	11,860	663,968
		2,625,324

Metals & Mining – 1.76%
Agnico Eagle Mines Ltd. (a)	24,674	1,579,136
Grupo Mexico SAB de CV (a)	72,300	155,754
		1,734,890

Oil, Gas & Consumable Fuels – 3.11%
BP PLC – ADR	31,628	731,872
TOTAL SA (a)	61,477	2,331,257
		3,063,129

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Pharmaceuticals – 4.72%
Eisai Co. Ltd. (a)	10,200	$800,610
GlaxoSmithKline Plc – ADR	49,845	2,089,503
Novartis AG – ADR	14,881	1,301,047
Novartis AG (a)	5,421	471,930
		4,663,090

Professional Services – 0.03%
Mistras Group, Inc. (b)	7,665	30,967

Real Estate Management & Development – 2.60%
Vonovia SE (a)	44,619	2,566,398

Road & Rail – 0.37%
Lyft, Inc. (b)	11,714	366,180

Semiconductors & Semiconductor Equipment – 3.55%
Applied Materials, Inc.	14,335	805,340
Samsung Electronics Co. Ltd. (a)	51,186	2,108,151
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	10,530	529,975
Tokyo Electron Ltd. (a)	300	60,370
		3,503,836

Software – 4.13%
Everbridge, Inc. (b)	1,986	290,472
ForeScout Technologies, Inc. (b)	4,247	100,187
Microsoft Corp.	19,293	3,535,442
PROS Holdings, Inc. (b)	3,904	152,061
		4,078,162

Technology Hardware, Storage & Peripherals – 3.00%
Apple, Inc.	9,071	2,884,034
Stratasys Ltd. (a)(b)	3,914	69,904
		2,953,938

Textiles, Apparel & Luxury Goods – 1.28%
Carter’s, Inc.	2,693	231,356
Shenzhou International Group Holdings Ltd. (a)	85,600	1,030,060
		1,261,416

Thrifts & Mortgage Finance – 0.03%
MGIC Investment Corp.	3,313	27,200

Transportation Infrastructure – 0.06%
Airports of Thailand PCL (a)	31,200	60,980

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value

Wireless Telecommunication Services – 4.49%
China Mobile Ltd. – ADR	68,984	$2,425,477
KDDI Corp. (a)	68,600	2,002,379
		4,427,856
Total Common Stocks (Cost $83,294,418)		95,404,682

Exchange Traded Funds – 0.13%
Vanguard Mid-Cap ETF	255	41,137
Vanguard S&P 500 ETF	153	42,802
Vanguard Small-Cap ETF	293	41,711
Total Exchange Traded Funds (Cost $112,138)		125,650

Preferred Stocks – 0.23%
Banks – 0.00%
Itau Unibanco Holding SA (a)(c), 10.473% (d)	1	4

Insurance – 0.12%
Samsung Fire & Marine Insurance Co. Ltd. (a)(c), 6.542% (d)	1,147	119,349

Semiconductors & Semiconductor Equipment – 0.11%
Samsung Electronics Co. Ltd. (a)(c), 3.269% (d)	3,041	105,876
Total Preferred Stocks (Cost $273,936)		225,229

Real Estate Investment Trusts – 0.45%
Industrial REITs – 0.05%
Rexford Industrial Realty, Inc.	1,181	47,004

Retail REITs – 0.18%
CapitaLand Mall Trust (a)	124,000	178,915

Specialized REITs – 0.22%
Iron Mountain, Inc.	6,362	163,885
Lamar Advertising Co.	806	53,438
		217,323
Total Real Estate Investment Trusts (Cost $439,332)		443,242

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value
Money Market Funds – 2.57%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 0.049% (e)	2,534,203	$2,534,203
Total Money Market Funds (Cost $2,534,203)		2,534,203
Total Investments (Cost $86,654,027) – 100.12%		98,733,006
Liabilities in Excess of Other Assets – (0.12)%		(118,372)
Total Net Assets – 100.00%		$98,614,634

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
REIT	Real Estate Investment Trust.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Perpetual preferred stock with no stated maturity.
(d)	Dividend yield; the rate shown represents the rate at May 31, 2020.
(e)	Seven day yield; the rate shown represents the rate at May 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal
	Amount	Value
Asset Backed Securities – 3.69%
Hyundai Auto Receivables Trust
2019-A, 2.670%, 12/15/2021	$216,935	$218,294
Verizon Owner Trust
2019-B, 2.330%, 12/20/2023	2,410,000	2,476,573
Total Asset Backed Securities (Cost $2,626,766)		2,694,867

Corporate Bonds – 19.56%
Diversified Banks – 4.99%
Bank of America Corp.
4.244% (3 Month LIBOR USD + 1.814%), 04/24/2038 (a)	753,000	887,756
Citigroup, Inc.
3.887% (3 Month LIBOR USD + 1.563%), 01/10/2028 (a)	872,000	957,670
JPMorgan Chase & Co.
3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (a)	1,624,000	1,797,038
		3,642,464

Health Care Services – 2.46%
CVS Health Corp.
4.300%, 03/25/2028	1,572,000	1,799,207

Home Improvement Retail – 2.70%
The Home Depot, Inc.
5.875%, 12/16/2036	1,356,000	1,973,731

Homebuilding – 1.88%
NVR, Inc.
3.950%, 09/15/2022	1,288,000	1,374,432

Integrated Telecommunication Services – 1.96%
Verizon Communications, Inc.
5.250%, 03/16/2037	1,062,000	1,429,186

Investment Banking & Brokerage – 2.48%
Morgan Stanley
3.772% (3 Month LIBOR USD + 1.140%), 01/24/2029 (a)	821,000	917,066
The Goldman Sachs Group, Inc.
4.223% (3 Month LIBOR USD + 1.301%), 05/01/2029 (a)	796,000	897,935
		1,815,001

Regional Banks – 3.09%
BB&T Corp.
3.750%, 12/06/2023	2,058,000	2,256,181
Total Corporate Bonds (Cost $12,898,102)		14,290,202

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities – 21.05%
Fannie Mae Pool
2.500%, 07/01/2023	$132,282	$138,549
3.000%, 04/01/2032	1,069,191	1,129,117
4.000%, 10/01/2048	2,205,265	2,445,642
3.500%, 05/01/2049	1,318,342	1,391,841
4.500%, 07/01/2049	1,549,769	1,674,230
2.500%, 01/01/2050	194,144	201,713
3.000%, 01/01/2050	2,517,805	2,658,855
3.500%, 01/01/2050	1,344,100	1,441,413
Freddie Mac Pool
2.500%, 10/01/2032	898,669	946,738
3.500%, 01/01/2048	2,485,340	2,667,418
3.500%, 08/01/2049	638,295	688,303
Total Mortgage Backed Securities (Cost $14,826,385)		15,383,819

Municipal Bonds – 19.06%
California – 1.43%
Contra Costa Community College District
6.504%, 08/01/2034	750,000	1,044,517

New Jersey – 1.40%
New Jersey Transportation Trust Fund Authority
6.104%, 12/15/2028	1,000,000	1,026,310

North Carolina – 5.29%
University of North Carolina at Chapel Hill
3.327%, 12/01/2036	3,410,000	3,865,815

Ohio – 2.09%
Ohio Housing Finance Agency
2.650%, 11/01/2041	478,000	484,783
State of Ohio
2.785%, 01/01/2031	1,000,000	1,042,230
		1,527,013

Oregon – 1.41%
State of Oregon
3.975%, 05/01/2038	950,000	1,034,028

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Principal
	Amount	Value

Texas – 6.43%
City of Houston, TX Combined Utility System Revenue
2.505%, 11/15/2032	$1,000,000	$1,017,610
Permanent University Fund – Texas A&M University System
3.660%, 07/01/2047	3,500,000	3,680,040
		4,697,650

Washington – 1.01%
University of Washington
3.704%, 12/01/2044	700,000	734,812
Total Municipal Bonds (Cost $13,107,599)		13,930,145

U.S. Government Agency Issues – 5.09%
Ginnie Mae II Pool
3.000%, 08/20/2045	1,144,657	1,221,275
3.500%, 03/20/2047	1,470,416	1,578,037
4.000%, 12/20/2047	855,400	920,395
Total U.S. Government Agency Issues (Cost $3,488,274)		3,719,707

U.S. Government Notes/Bonds – 22.44%
United States Treasury Note/Bond
2.875%, 11/15/2021	1,751,000	1,819,706
2.625%, 03/31/2025	4,159,000	4,621,445
1.625%, 09/30/2026	2,969,000	3,187,732
2.750%, 02/15/2028	1,865,000	2,178,954
2.500%, 02/15/2045	3,719,000	4,589,406
Total U.S. Government Notes/Bonds (Cost $14,052,640)		16,397,243

U.S. Treasury Bills – 2.00%
U.S. Treasury Bills
0.035%, 06/04/2020 (b)	1,462,000	1,461,990
Total U.S. Treasury Bills (Cost $1,461,994)		1,461,990

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value
Exchange Traded Funds – 5.15%
Vanguard Mortgage-Backed Securities ETF	69,065	$3,766,805
Total Exchange Traded Funds (Cost $3,724,116)		3,766,805

Money Market Funds – 1.43%
Morgan Stanley Institutional Liquidity Funds – Treasury Portfolio –
Institutional Class, 0.049% (c)	1,043,308	1,043,308
Total Money Market Funds (Cost $1,043,308)		1,043,308
Total Investments (Cost $67,229,184) – 99.47%		72,688,086
Other Assets in Excess of Liabilities – 0.53%		386,468
Total Net Assets – 100.00%		$73,074,553

(a)	Variable rate security; the rate shown represents the rate at May 31, 2020.
(b)	Zero coupon bond; effective yield is shown.
(c)	The rate shown represents the seven day yield at May 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.81%
Alaska – 3.25%
Alaska Housing Finance Corp.
5.000%, 12/01/2033	$2,590,000	$3,211,004
State of Alaska
5.000%, 04/01/2022	120,000	120,417
		3,331,421

Arizona – 2.01%
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2032	625,000	803,450
5.000%, 01/01/2036	1,000,000	1,262,870
		2,066,320

Colorado – 0.45%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2025	420,000	458,875

Connecticut – 2.69%
Connecticut Housing Finance Authority
2.850%, 11/15/2026	465,000	491,589
Connecticut State Health & Educational
Facilities Authority – Yale University
2.050%, 07/01/2035 (a)	1,025,000	1,045,572
2.000%, 07/01/2042 (a)	1,140,000	1,222,752
		2,759,913

Florida – 2.96%
Florida Housing Finance Corp.
2.250%, 01/01/2026	460,000	487,802
3.200%, 07/01/2030	805,000	858,106
Florida’s Turnpike Enterprise
4.000%, 07/01/2033	1,500,000	1,690,320
		3,036,228

Illinois – 6.91%
Chicago O’Hare International Airport
5.000%, 01/01/2033	775,000	867,527
5.000%, 01/01/2036	2,000,000	2,278,020
5.000%, 01/01/2036	1,015,000	1,139,561
Illinois Finance Authority – Ascension Health Credit Group
4.000%, 02/15/2033	2,550,000	2,808,621
		7,093,729

Iowa – 0.77%
Iowa State University of Science & Technology –
Iowa State University of Science
3.000%, 07/01/2025	720,000	788,076

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Principal
	Amount	Value

Kansas – 1.47%
State of Kansas Department of Transportation
5.000%, 09/01/2030	$1,210,000	$1,506,269

Massachusetts – 3.97%
Commonwealth of Massachusetts
5.000%, 09/01/2026	275,000	304,780
Massachusetts Development Finance Agency –
Dana-Farber Cancer Obligation
5.000%, 12/01/2032	430,000	504,330
Massachusetts Development Finance Agency –
Partners HealthCare System
5.000%, 07/01/2030	2,660,000	3,269,911
		4,079,021

Minnesota – 1.75%
Minneapolis-St Paul Metropolitan Airports Commission
5.000%, 01/01/2026	550,000	623,288
5.000%, 01/01/2030	1,040,000	1,170,000
		1,793,288
Nebraska – 1.55%
Nebraska Investment Finance Authority
2.900%, 09/01/2026	505,000	542,855
3.350%, 09/01/2028	1,000,000	1,044,690
		1,587,545

Nevada – 6.49%
Clark County Water Reclamation District
4.000%, 07/01/2034	1,175,000	1,341,580
County of Clark Department of Aviation
5.000%, 07/01/2033	1,750,000	1,954,277
Las Vegas Valley Water District
5.000%, 06/01/2026	1,000,000	1,087,380
5.000%, 06/01/2030	1,300,000	1,411,696
5.000%, 06/01/2030	700,000	861,728
		6,656,661

New Jersey – 1.75%
New Jersey Turnpike Authority
5.000%, 01/01/2036	1,500,000	1,800,870

New York – 12.36%
Metropolitan Transportation Authority
4.000%, 11/15/2035	1,000,000	1,001,980

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Principal
	Amount	Value

New York – 12.36% (Continued)
New York City Transitional Finance Authority
Building Aid Revenue
5.000%, 07/15/2029	$1,500,000	$1,760,085
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.000%, 08/01/2034	1,000,000	1,205,820
New York City Water & Sewer System
5.375%, 06/15/2043	260,000	267,262
New York State Dormitory Authority
5.000%, 02/15/2033	1,000,000	1,167,030
New York State Urban Development Corp.
5.000%, 03/15/2029	2,500,000	2,773,200
Port Authority of New York & New Jersey
5.000%, 11/15/2033	1,490,000	1,799,264
State of New York Mortgage Agency
2.750%, 10/01/2028	400,000	435,628
3.125%, 10/01/2032	970,000	1,047,057
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2030	1,000,000	1,232,530
		12,689,856

North Carolina – 0.63%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	649,684

Ohio – 2.99%
Ohio Water Development Authority
5.000%, 06/01/2028	750,000	955,635
5.000%, 12/01/2030	1,675,000	2,109,981
		3,065,616

Pennsylvania – 8.61%
Commonwealth of Pennsylvania
3.250%, 08/15/2026	1,560,000	1,740,398
Pennsylvania Economic Development Financing Authority
5.000%, 02/01/2033	1,130,000	1,250,876
4.000%, 11/15/2035	1,415,000	1,533,068
Pennsylvania Housing Finance Agency
2.375%, 10/01/2027	510,000	539,004
3.200%, 10/01/2031	2,010,000	2,149,936
Pennsylvania Turnpike Commission
5.000%, 12/01/2021	1,510,000	1,619,490
		8,832,772

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Principal
	Amount	Value

Tennessee – 1.49%
Tennessee Housing Development Agency
1.350%, 07/01/2020	$1,530,000	$1,531,178

Texas – 20.56%
Aldine Independent School District
5.000%, 02/15/2028	1,000,000	1,206,070
Arlington Higher Education Finance Corp. –
A.W. Brown Fellowship Leader
5.000%, 08/15/2024	315,000	368,040
Arlington Higher Education Finance Corp. – KIPP Texas, Inc.
5.000%, 08/15/2027	1,220,000	1,547,533
City of Houston, TX
5.000%, 03/01/2029	2,575,000	3,210,845
City of Houston, TX Combined Utility System Revenue
1.759%, 12/01/2028 (b)	2,325,000	2,170,666
Dallas Independent School District
5.000%, 02/15/2036 (a)	5,000	5,406
Grapevine-Colleyville Independent School District
2.000%, 08/01/2036 (a)	530,000	531,097
La Joya Independent School District
5.000%, 02/15/2028	550,000	715,341
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,178,411
North Texas Tollway Authority
5.000%, 01/01/2026	1,265,000	1,442,644
3.991%, 09/01/2037 (b)	2,025,000	1,108,363
San Antonio Water System
2.625%, 05/01/2049 (a)	2,750,000	2,931,803
State of Texas
5.000%, 10/01/2034	1,250,000	1,579,975
Tarrant Regional Water District
5.000%, 03/01/2029	2,575,000	3,100,712
		21,096,906

Utah – 1.14%
Utah State Board of Regents
5.000%, 04/01/2026	1,075,000	1,166,751

Virginia – 2.59%
FHLMC Multifamily VRD Certificates
2.550%, 06/15/2035	1,490,000	1,629,106
Virginia Housing Development Authority
2.490%, 01/01/2022	1,000,000	1,029,700
		2,658,806

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Principal
	Amount	Value

Washington – 8.81%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2030	$750,000	$931,058
City of Seattle WA Municipal Light & Power Revenue
5.000%, 04/01/2031	1,000,000	1,328,040
State of Washington
5.000%, 07/01/2029	1,500,000	1,851,840
5.000%, 08/01/2029	400,000	455,520
5.000%, 02/01/2031	1,000,000	1,367,810
5.000%, 06/01/2032	1,275,000	1,698,262
Washington State Housing Finance Commission
3.000%, 12/01/2031	1,325,000	1,414,318
		9,046,848

Wisconsin – 3.61%
State of Wisconsin
5.000%, 05/01/2032	1,015,000	1,169,940
5.000%, 11/01/2032	1,000,000	1,255,990
Wisconsin Department of Transportation
5.000%, 07/01/2028	1,085,000	1,281,200
		3,707,130
Total Municipal Bonds (Cost $96,882,652)		101,403,763

	Shares
Money Market Funds – 0.12%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 0.049% (c)	120,191	120,191
Total Money Market Funds (Cost $120,191)		120,191
Total Investments (Cost $97,002,843) – 98.93%		101,523,954
Other Assets in Excess of Liabilities – 1.07%		1,095,006
Total Net Assets – 100.00%		$102,618,960

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(b)	Zero coupon bond; effective yield is shown.
(c)	The rate shown represents the seven day yield as of May 31, 2020.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments

May 31, 2020 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 98.16%
Georgia – 3.87%
City of Atlanta GA Airport Passenger Facility Charge
5.000%, 07/01/2035	$1,500,000	$1,850,790

New York – 94.29%
City of New York, NY
4.000%, 08/01/2034	600,000	686,730
5.000%, 12/01/2035	1,230,000	1,526,122
City of Yonkers, NY
5.000%, 05/01/2022	255,000	276,369
County of Dutchess, NY
4.000%, 03/01/2032	500,000	590,250
County of Westchester, NY
4.000%, 07/01/2022	5,000	5,203
4.000%, 12/01/2029	1,000,000	1,201,900
Housing Development Corp. of New York City
1.900%, 05/01/2021	215,000	215,105
Metropolitan Transportation Authority
5.000%, 11/15/2026	1,000,000	1,072,070
5.000%, 11/15/2028	260,000	282,165
5.000%, 11/15/2029	1,000,000	1,066,250
4.000%, 11/15/2032	1,000,000	1,002,010
4.000%, 11/15/2035	750,000	751,485
New York City Housing Development Corp.
1.850%, 05/01/2026	250,000	260,583
2.850%, 11/01/2031	1,130,000	1,192,918
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2023	500,000	524,020
5.000%, 07/15/2030	1,120,000	1,330,246
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.000%, 02/01/2034	2,000,000	2,418,540
New York City Trust for Cultural Resources –
American Museum of Natural History
5.000%, 07/01/2031	620,000	732,945
New York City Trust for Cultural Resources –
Whitney Museum of American Art
5.000%, 07/01/2031	1,000,000	1,021,140
New York City Water & Sewer System
4.000%, 06/15/2036	1,090,000	1,298,310
New York Liberty Development Corp.
5.000%, 09/15/2030	1,000,000	1,074,590

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Principal
	Amount	Value

New York – 94.29% (Continued)
New York State Dormitory Authority
5.000%, 10/01/2032	$1,000,000	$1,202,190
5.000%, 02/15/2033	1,000,000	1,167,030
5.000%, 07/01/2034	1,000,000	1,205,250
5.000%, 03/15/2035	2,000,000	2,375,820
5.000%, 07/01/2035	500,000	654,920
5.000%, 03/15/2036	225,000	265,642
New York State Dormitory Authority – New York University
5.000%, 07/01/2033	1,000,000	1,208,020
New York State Dormitory Authority – State University of New York
5.000%, 07/01/2031	1,105,000	1,337,735
New York State Environmental Facilities Corp.
5.000%, 10/15/2024	425,000	426,560
New York State Housing Finance Agency
2.125%, 11/01/2023	400,000	407,956
2.900%, 11/01/2025	190,000	203,106
3.050%, 11/01/2027	1,000,000	1,034,450
New York State Thruway Authority
5.000%, 01/01/2032	1,000,000	1,146,130
5.000%, 01/01/2035	1,000,000	1,151,400
New York State Thruway Authority Highway & Bridge Trust Fund
5.000%, 04/01/2032	1,250,000	1,341,713
New York State Urban Development Corp.
5.000%, 03/15/2029	750,000	831,960
Port Authority of New York & New Jersey
5.000%, 11/15/2031	200,000	244,828
5.000%, 10/15/2033	1,250,000	1,461,563
5.000%, 11/15/2033	700,000	845,292
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2028	1,030,000	1,217,676
5.000%, 10/15/2029	555,000	654,817
State of New York Mortgage Agency
2.300%, 10/01/2027	700,000	737,100
2.650%, 04/01/2029	500,000	537,265
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2028	300,000	329,994
5.000%, 11/15/2029	425,000	529,189
2.805%, 11/15/2032 (a)	840,000	597,618
5.000%, 11/15/2034	1,000,000	1,248,840
Utility Debt Securitization Authority
5.000%, 12/15/2028	755,000	925,902
5.000%, 12/15/2034	1,000,000	1,221,780
		45,040,697
Total Municipal Bonds (Cost $45,446,502)		46,891,487

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2020 (Unaudited)

	Shares	Value
Money Market Funds – 1.14%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 0.049% (b)	544,286	$544,286
Total Money Market Funds (Cost $544,286)		544,286
Total Investments (Cost $45,990,788) – 99.30%		47,435,773
Other Assets in Excess of Liabilities – 0.70%		333,542
Total Net Assets – 100.00%		$47,769,315

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond; effective yield is shown.
(b)	The rate shown represents the seven day yield as of May 31, 2020.

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds

Statements of Assets and Liabilities

Assets
Investments, at value (cost $86,654,027, $67,229,184, $97,002,843, and $45,990,788, respectively)
Dividends and interest receivable
Receivable for foreign currencies
Receivable for investment securities sold
Other assets
Total Assets

Liabilities
Payable to Adviser
Payable to affiliates
Payable for fund shares redeemed
Payable for foreign currencies
Payable for investments purchased
Accrued expenses and other liabilities
Total Liabilities

Net Assets

Net Assets Consist of:
Paid-in capital
Total distributable earnings
Net Assets

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share

The accompanying notes are an integral part of these financial statements.

May 31, 2020 (Unaudited)

Rockefeller		Rockefeller	Rockefeller
Equity	Rockefeller	Intermediate	Intermediate
Allocation	Core Taxable	Tax Exempt	Tax Exempt
Fund	Bond Fund	National Bond Fund	New York Bond Fund

$98,733,006	$72,688,086	$101,523,954	$47,435,773
400,815	468,920	1,195,014	500,468
5,745	—	—	—
972,548	—	—	—
12,408	10,116	13,839	8,549
100,124,522	73,167,122	102,732,807	47,944,790

68,613	21,602	30,072	15,201
72,265	42,089	55,718	32,998
110,000	—	—	101,500
5,727	—	—	—
1,223,891	—	—	—
29,392	28,878	28,057	25,776
1,509,888	92,569	113,847	175,475

$98,614,634	$73,074,553	$102,618,960	$47,769,315

$90,854,670	$67,815,579	$97,621,018	$46,025,447
7,759,964	5,258,974	4,997,942	1,743,868
$98,614,634	$73,074,553	$102,618,960	$47,769,315

9,148,375	6,761,671	9,721,992	4,592,514

$10.78	$10.81	$10.56	$10.40

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds

Statements of Operations

Investment Income
Dividend income
Interest income
Total Investment Income

Expenses
Management fees
Administration and accounting fees
Custody fees
Audit and tax fees
Transfer agent fees & expenses
Legal fees
Pricing fees
Trustees’ fees
Chief Compliance Officer fees
Federal & state registration fees
Reports to shareholders
Other expenses
Insurance expense
Total expenses

Net Investment Income

Realized and Unrealized Gain (Loss) on Investments
Net realized gain/(loss) from:
Investments
Foreign currency
Change in net unrealized appreciation/(depreciation) on:
Investments
Foreign currency
Net Realized and Unrealized Gain/(Loss) on Investments
Net Increase/(Decrease) in Net Assets from Operations

(1)	Net of $85,177 withholding taxes and issuance fees.

The accompanying notes are an integral part of these financial statements.

For the Period Ended May 31, 2020 (Unaudited)

Rockefeller		Rockefeller	Rockefeller
Equity	Rockefeller	Intermediate	Intermediate
Allocation	Core Taxable	Tax Exempt	Tax Exempt
Fund	Bond Fund	National Bond Fund	New York Bond Fund

$1,022,159 (1)	$15,257	$—	$—
13,005	972,985	1,090,076	542,544
1,035,164	988,242	1,090,076	542,544

438,337	127,622	179,826	90,362
88,265	57,895	79,202	41,280
22,022	2,664	2,745	2,104
16,470	17,573	17,019	17,746
10,142	9,207	10,061	8,556
8,494	7,415	8,229	6,698
6,002	3,196	8,128	5,577
5,497	5,497	5,497	5,497
5,491	5,491	5,491	5,491
5,481	3,385	5,583	2,654
2,018	1,373	1,743	915
1,920	2,271	2,107	1,924
1,281	1,194	1,281	1,098
611,420	244,783	326,912	189,902

423,744	743,459	763,164	352,642

(3,684,355)	571,024	207,905	132,429
(40,385)	—	—	—

(6,675,843)	2,493,900	1,346,995	34,563
1,461	—	—	—
(10,399,122)	3,064,924	1,554,900	166,992
$(9,975,378)	$3,808,383	$2,318,064	$519,634

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2020	Year Ended
	(Unaudited)	November 30, 2019
From Operations
Net investment income	$423,744	$1,025,385
Net realized gain/(loss) from investments
and foreign currency translation	(3,724,740)	2,336,764
Net change in unrealized
appreciation/(depreciation) on investments
and foreign currency translation	(6,674,382)	3,920,997
Net increase/(decrease) in net
assets from operations	(9,975,378)	7,283,146

From Distributions
Net dividends and distributions	(2,929,075)	(6,506,252)
Net decrease in net assets resulting
from distributions paid	(2,929,075)	(6,506,252)

From Capital Share Transactions
Proceeds from shares sold	8,152,889	7,570,842
Net asset value of shares issued
to distributions declared	1,197,402	2,588,156
Costs of shares redeemed	(7,633,141)	(13,361,461)
Net increase/(decrease) in net assets
from capital share transactions	1,717,150	(3,202,463)

Total Decrease in Net Assets	(11,187,303)	(2,425,569)

Net Assets
Beginning of period	109,801,937	112,227,506
End of period	$98,614,634	$109,801,937

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2020	Year Ended
	(Unaudited)	November 30, 2019
From Operations
Net investment income	$743,459	$1,871,248
Net realized gain/(loss) from investments
and foreign currency translation	571,024	(111,379)
Net change in unrealized
appreciation on investments	2,493,900	5,188,782
Net increase in net assets from operations	3,808,383	6,948,651

From Distributions
Net dividends and distributions	(842,367)	(1,980,210)
Net decrease in net assets resulting
from distributions paid	(842,367)	(1,980,210)

From Capital Share Transactions
Proceeds from shares sold	2,556,000	6,707,555
Net asset value of shares issued
to distributions declared	402,872	1,040,207
Costs of shares redeemed	(5,452,844)	(11,474,103)
Net decrease in net assets
from capital share transactions	(2,493,972)	(3,726,341)

Total Increase in Net Assets	472,044	1,242,100

Net Assets
Beginning of period	72,602,509	71,360,409
End of period	$73,074,553	$72,602,509

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2020	Year Ended
	(Unaudited)	November 30, 2019
From Operations
Net investment income	$763,164	$1,624,539
Net realized gain from investments	207,905	732,404
Net change in unrealized
appreciation on investments	1,346,995	4,280,409
Net increase in net assets from operations	2,318,064	6,637,352

From Distributions
Net dividends and distributions	(1,427,618)	(1,586,904)
Net decrease in net assets
resulting from distributions paid	(1,427,618)	(1,586,904)

From Capital Share Transactions
Proceeds from shares sold	5,387,000	12,506,502
Net asset value of shares issued
to distributions declared	501,866	364,957
Costs of shares redeemed	(5,371,133)	(18,956,522)
Net increase/(decrease) in net assets
from capital share transactions	517,733	(6,085,063)

Total Increase/(Decrease) in Net Assets	1,408,179	(1,034,615)

Net Assets
Beginning of period	101,210,781	102,245,396
End of period	$102,618,960	$101,210,781

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2020	Year Ended
	(Unaudited)	November 30, 2019
From Operations
Net investment income	$352,642	$668,432
Net realized gain from investments	132,429	327,599
Net change in unrealized
appreciation on investments	34,563	1,927,834
Net increase in net assets from operations	519,634	2,923,865

From Distributions
Net investment income	(524,150)	(630,268)
Net decrease in net assets
resulting from distributions paid	(524,150)	(630,268)

From Capital Share Transactions
Proceeds from shares sold	2,497,800	9,226,859
Net asset value of shares issued
to distributions declared	241,070	187,719
Costs of shares redeemed	(5,018,474)	(6,722,799)
Net increase/(decrease) in net assets
from capital share transactions	(2,279,604)	2,691,779

Total Increase/(Decrease) in Net Assets	(2,284,120)	4,985,376

Net Assets
Beginning of period	50,053,435	45,068,059
End of period	$47,769,315	$50,053,435

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Financial Highlights – Institutional Class

Six Months
Ended
May 31, 2020
(Unaudited)
Net Asset Value, Beginning of Period / Year	$12.20

Income from investment operations:
Net investment income(2)	0.04
Net realized and unrealized gain (loss) on investments	(1.15)
Total from investment operations	(1.11)

Less distributions paid:
From net investment income	(0.04)
From net realized gain on investments	(0.27)
Total distributions paid	(0.31)

Net Asset Value, End of Period / Year	$10.78

Total Return(3)	-9.33%

Supplemental Data and Ratios:
Net assets at end of period / year (000’s)	$98,615
Ratio of expenses to average net assets:
Before waiver, expense recoupment(4)	1.19%
After waiver, expense recoupment(4)	1.19%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(4)	0.82%
After waiver, expense recoupment(4)	0.82%
Portfolio turnover rate(3)	40.71%

(1)	The Equity Allocation Fund commenced operations on February 4, 2015.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout the Period / Year

Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
November 30,	November 30,	November 30,	November 30,	November 30,
2019	2018	2017	2016	2015(1)
$12.11	$12.61	$10.05	$9.94	$10.00

0.11	0.07	0.09	0.09	0.05
0.68	(0.28)	2.57	0.10	(0.08)
0.79	(0.21)	2.66	0.19	(0.03)

(0.11)	(0.24)	(0.10)	(0.08)	(0.03)
(0.59)	(0.05)	—	—	—
(0.70)	(0.29)	(0.10)	(0.08)	(0.03)

$12.20	$12.11	$12.61	$10.05	$9.94

7.38%	-1.69%	26.54%	2.05%	-0.28%

$109,802	$112,228	$118,260	$90,612	$66,715

1.15%	1.15%	1.18%	1.24%	1.38%
1.15%	1.15%	1.22%	1.25%	1.25%

0.94%	0.57%	0.84%	0.97%	0.53%
0.94%	0.57%	0.80%	0.96%	0.66%
37.01%	32.22%	35.98%	58.83%	56.96%

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Financial Highlights – Institutional Class

Six Months
Ended
May 31, 2020
(Unaudited)
Net Asset Value, Beginning of Period / Year	$10.38

Income from investment operations:
Net investment income(1)	0.11
Net realized and unrealized gain (loss) on investments	0.44
Total from investment operations	0.55

Less distributions paid:
From net investment income	(0.12)
From net realized gain on investments	—
Total distributions paid	(0.12)

Net Asset Value, End of Period / Year	$10.81

Total Return(2)	5.36%

Supplemental Data and Ratios:
Net assets at end of period / year (000’s)	$73,075
Ratio of expenses to average net assets:
Before waiver, expense recoupment(3)	0.67%
After waiver, expense recoupment(3)	0.67%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(3)	2.04%
After waiver, expense recoupment(3)	2.04%
Portfolio turnover rate(2)	21.98%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout the Period / Year

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
November 30,	November 30,	November 30,	November 30,	November 30,
2019	2018	2017	2016	2015
$9.69	$10.08	$10.08	$10.21	$10.30

0.26	0.26	0.21	0.19	0.13
0.70	(0.40)	0.08	0.04	(0.03)
0.96	(0.14)	0.29	0.23	0.10

(0.27)	(0.25)	(0.20)	(0.19)	(0.12)
—	—	(0.09)	(0.17)	(0.07)
(0.27)	(0.25)	(0.29)	(0.36)	(0.19)

$10.38	$9.69	$10.08	$10.08	$10.21

10.05%	-1.37%	2.85%	2.32%	0.96%

$72,603	$71,360	$76,066	$79,441	$79,906

0.66%	0.64%	0.65%	0.66%	0.72%
0.66%	0.64%	0.65%	0.66%	0.80%

2.57%	2.61%	2.14%	1.89%	1.32%
2.57%	2.61%	2.14%	1.89%	1.24%
98.69%	42.37%	50.92%	49.78%	87.73%

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Financial Highlights – Institutional Class

Six Months
Ended
May 31, 2020
(Unaudited)
Net Asset Value, Beginning of Period / Year	$10.46

Income from investment operations:
Net investment income(1)	0.08
Net realized and unrealized gain (loss) on investments	0.16
Total from investment operations	0.24

Less distributions paid:
From net investment income	(0.08)
From net realized gain on investments	(0.06)
Total distributions paid	(0.14)

Net Asset Value, End of Period / Year	$10.56

Total Return(3)	2.37%

Supplemental Data and Ratios:
Net assets at end of period / year (000’s)	$102,619
Ratio of expenses to average net assets:
Before waiver, expense recoupment(4)	0.64%
After waiver, expense recoupment(4)	0.64%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(4)	1.49%
After waiver, expense recoupment(4)	1.49%
Portfolio turnover rate(3)	8.01%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Amount is less than $0.005.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout the Period / Year

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
November 30,	November 30,	November 30,	November 30,	November 30,
2019	2018	2017	2016	2015
$9.95	$10.04	$9.96	$10.11	$10.25

0.17	0.12	0.09	0.08	0.04
0.50	(0.10)	0.15	(0.15)	0.05
0.67	0.02	0.24	(0.07)	0.09

(0.16)	(0.11)	(0.09)	(0.07)	(0.04)
—	0.00 (2)	(0.07)	(0.01)	(0.19)
(0.16)	(0.11)	(0.16)	(0.08)	(0.23)

$10.46	$9.95	$10.04	$9.96	$10.11

6.77%	0.24%	2.43%	-0.74%	0.99%

$101,211	$102,245	$94,759	$77,663	$74,518

0.63%	0.63%	0.66%	0.68%	0.75%
0.63%	0.63%	0.66%	0.69%	0.85%

1.61%	1.23%	0.91%	0.77%	0.55%
1.61%	1.23%	0.91%	0.76%	0.45%
64.26%	41.52%	37.63%	38.93%	42.61%

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Financial Highlights – Institutional Class

Six Months
Ended
May 31, 2020
(Unaudited)
Net Asset Value, Beginning of Period / Year	$10.40

Income from investment operations:
Net investment income(1)	0.07
Net realized and unrealized gain (loss) on investments	0.04
Total from investment operations	0.11

Less distributions paid:
From net investment income	(0.07)
From net realized gain on investments	(0.04)
Total distributions paid	(0.11)

Net Asset Value, End of Period / Year	$10.40

Total Return(2)	1.04%

Supplemental Data and Ratios:
Net assets at end of period / year (000’s)	$47,769
Ratio of expenses to average net assets:
Before waiver, expense recoupment(3)	0.74%
After waiver, expense recoupment(3)	0.74%
Ratio of net investment income to average net assets:
Before waiver, expense recoupment(3)	1.37%
After waiver, expense recoupment(3)	1.37%
Portfolio turnover rate(2)	8.44%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout the Period / Year

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
November 30,	November 30,	November 30,	November 30,	November 30,
2019	2018	2017	2016	2015
$9.89	$9.98	$9.94	$10.13	$10.20

0.15	0.11	0.07	0.05	0.04
0.50	(0.10)	0.16	(0.17)	0.07
0.65	0.01	0.23	(0.12)	0.11

(0.14)	(0.10)	(0.07)	(0.05)	(0.04)
—	—	(0.12)	(0.02)	(0.14)
(0.14)	(0.10)	(0.19)	(0.07)	(0.18)

$10.40	$9.89	$9.98	$9.94	$10.13

6.59%	0.10%	2.35%	-1.10%	1.06%

$50,053	$45,068	$37,044	$37,742	$42,076

0.73%	0.76%	0.82%	0.77%	0.83%
0.73%	0.76%	0.85%	0.85%	0.85%

1.41%	1.07%	0.78%	0.62%	0.42%
1.41%	1.07%	0.75%	0.54%	0.40%
69.23%	36.05%	34.50%	59.79%	50.66%

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds
Notes to Financial Statements
May 31, 2020 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objective and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015.  Advisor Class shares of the Funds are authorized but are not currently offered for purchase.  Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation

Each equity security owned by the Funds that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued.  If a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

may not necessarily represent the last sale price.  If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued.  “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities.  Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices provided by a Pricing Service.  Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees.  Any discount or premium is accreted or amortized using the constant yield method until maturity.  Constant yield amortization takes into account the income that is produced on a debt security.  This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Municipal bonds are priced by a Pricing Service.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value.  To the extent the inputs are

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

based on observable inputs, municipal bonds would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued by a Pricing Service using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2020:

Rockefeller Equity Allocation Fund
	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$59,553,668	$35,851,014	$—	$95,404,682
Preferred Stock	4	225,225	—	225,229
Real Estate Investment Trusts	264,327	178,915	—	443,242
Total Equity Securities	59,817,999	36,255,154	—	96,073,153
Exchange Traded Funds	125,650	—	—	125,650
Money Market Fund	2,534,203	—	—	2,534,203
Total Investments in Securities	$62,477,852	$36,255,154	$—	$98,733,006

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

Rockefeller Core Taxable Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset-Backed Securities	$—	$2,694,867	$—	$2,694,867
Corporate Bonds	—	14,290,202	—	14,290,202
Mortgage Backed Securities	—	15,383,819	—	15,383,819
Municipal Bonds	—	13,930,145	—	13,930,145
U.S. Government Agency Issue	—	3,719,707	—	3,719,707
U.S. Government Note/Bond	—	16,397,243	—	16,397,243
U.S. Treasury Bills	—	1,461,990	—	1,461,990
Total Fixed Income Securities	—	67,877,973	—	67,877,973
Exchange Traded Funds	3,766,805	—	—	3,766,805
Money Market Fund	1,043,308	—	—	1,043,308
Total Investments in Securities	$4,810,113	$67,877,973	$—	$72,688,086

Rockefeller Intermediate Tax Exempt National Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$101,403,763	$—	$101,403,763
Total Fixed Income Securities	—	101,403,763	—	101,403,763
Money Market Fund	120,191	—	—	120,191
Total Investments in Securities	$120,191	$101,403,763	$—	$101,523,954

Rockefeller Intermediate Tax Exempt New York Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$46,891,487	$—	$46,891,487
Total Fixed Income Securities	—	46,891,487	—	46,891,487
Money Market Funds	544,286	—	—	544,286
Total Investments in Securities	$544,286	$46,891,487	$—	$47,435,773

The Funds measure Level 3 activity as of the beginning and end of the six months.  For the six months ended May 31, 2020, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Funds did not invest in derivative securities or engage in hedging activities during the six months ended May 31, 2020.

(b) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

(c) Distributions to Shareholders

The Funds will distribute net investment income at least quarterly, and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

(f) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on a high amortized cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from the Funds’ investments in REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gain or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after the tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of a Fund. Changes to estimates will be recorded in the period they are known.  The distributions

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations.  The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.

(3)	Federal Tax Matters

The tax character of distributions paid during the year ended November 30, 2019 was as follows:

			Rockefeller	Rockefeller
	Rockefeller		Intermediate	Intermediate
	Equity	Rockefeller	Tax Exempt	Tax Exempt
	Allocation	Core Taxable	National	New York
	Fund	Bond Fund	Bond Fund	Bond Fund
Ordinary Income	$1,377,062	$1,980,210	$20,249	$6,408
Tax-Exempt Income	$—	$—	$1,566,655	$623,860
Long-Term Capital Gain	$5,129,190	$—	$—	$—

As of November 30, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows:

			Rockefeller	Rockefeller
	Rockefeller		Intermediate	Intermediate
	Equity	Rockefeller	Tax Exempt	Tax Exempt
	Allocation	Core Taxable	National	New York
	Fund	Bond Fund	Bond Fund	Bond Fund
Cost basis of investments for
federal income tax purposes	$92,205,152	$69,456,168	$97,046,798	$47,944,219
Gross tax unrealized appreciation	23,890,344	3,046,769	3,292,542	1,461,466
Gross tax unrealized depreciation	(6,008,774)	(91,323)	(118,426)	(51,044)
Net tax unrealized appreciation	$17,881,570	$2,955,446	$3,174,116	$1,410,422
Undistributed ordinary income	269,921	333,409	298,260	119,541
Undistributed tax-exempt
ordinary income	—	—	310,051	140,361
Undistributed long-term gains	2,512,926	—	325,069	78,060
Total distributable earnings	$2,782,847	$333,409	$933,380	$337,962
Total other accumulated loss	$—	$(995,897)	$—	$—
Total accumulated gains	$20,664,417	$2,292,958	$4,107,496	$1,748,384

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and Passive Foreign Investment Company adjustments.

At November 30, 2019, the Rockefeller Core Taxable Bond Fund had capital losses of $995,897 remaining which will be carried forward indefinitely to offset future realized capital gains. To the extent the Rockefeller Core Taxable Bond Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2019.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2019.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in the fiscal year 2019.  At November 30, 2019, the tax years 2016, 2017, 2018, and 2019 remain open to examination for the Funds.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.85%, 0.35%, 0.35% and 0.35% of the average daily net assets of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund, respectively.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses through the expiration date listed below to the extent necessary to ensure that each Fund’s total annual operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

	Expense
	Limitation Cap
	Institutional Class	Expiration Date
Rockefeller Equity Allocation Fund	1.25%	March 30, 2021
Rockefeller Core Taxable Bond Fund	0.85%	March 30, 2021
Rockefeller Intermediate Tax Exempt
National Bond Fund	0.85%	March 30, 2021
Rockefeller Intermediate Tax Exempt
New York Bond Fund	0.85%	March 30, 2021

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of three years from the date such amount was waived or reimbursed. During the six months ended May 31, 2020, the Funds did not waive any expenses.

The Funds currently do not have any expenses eligible for recoupment.

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  Fund Services

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

also serves as the fund accountant and transfer agent to the Funds’.  U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as each Fund’s custodian.  The Trust’s Chief Compliance Officer is also an employee of Fund Services.  Fees and expenses incurred for the six months ended May 31, 2020, and owed as of May 31, 2020, are as follows:

Administration and Accounting	Incurred	Owed
Rockefeller Equity Allocation Fund	$88,265	$47,327
Rockefeller Core Taxable Bond Fund	$57,895	$32,370
Rockefeller Intermediate Tax Exempt National Bond Fund	$79,202	$42,992
Rockefeller Intermediate Tax Exempt New York Bond Fund	$41,280	$22,507

Pricing	Incurred	Owed
Rockefeller Equity Allocation Fund	$6,002	$5,395
Rockefeller Core Taxable Bond Fund	$3,196	$1,785
Rockefeller Intermediate Tax Exempt National Bond Fund	$8,128	$4,281
Rockefeller Intermediate Tax Exempt New York Bond Fund	$5,577	$2,867

Transfer Agency	Incurred	Owed
Rockefeller Equity Allocation Fund	$10,142	$4,338
Rockefeller Core Taxable Bond Fund	$ 9,207	$4,066
Rockefeller Intermediate Tax Exempt National Bond Fund	$10,061	$4,286
Rockefeller Intermediate Tax Exempt New York Bond Fund	$ 8,556	$3,815

Custody	Incurred	Owed
Rockefeller Equity Allocation Fund	$22,022	$12,460
Rockefeller Core Taxable Bond Fund	$ 2,664	$ 1,132
Rockefeller Intermediate Tax Exempt National Bond Fund	$ 2,745	$ 1,422
Rockefeller Intermediate Tax Exempt New York Bond Fund	$ 2,104	$ 1,072

CCO	Incurred	Owed
Rockefeller Equity Allocation Fund	$5,491	$2,745
Rockefeller Core Taxable Bond Fund	$5,491	$2,736
Rockefeller Intermediate Tax Exempt National Bond Fund	$5,491	$2,737
Rockefeller Intermediate Tax Exempt New York Bond Fund	$5,491	$2,737

The Funds each have a line of credit with US Bank (see Note 8).

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor was an affiliate of Fund Services and U.S. Bank through March 30, 2020. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar, the Funds’ Distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Trust has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and US Bank.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Rockefeller Equity Allocation Fund

	Six Months Ended	Year Ended
	May 31, 2020	November 30, 2019
Shares Sold	722,096	654,814
Shares Reinvested	98,458	242,653
Shares Redeemed	(674,443)	(1,163,790)
Net Increase/(Decrease)	146,111	(266,323)

Rockefeller Core Taxable Bond Fund
	Six Months Ended	Year Ended
	May 31, 2020	November 30, 2019
Shares Sold	245,243	663,484
Shares Reinvested	39,030	103,669
Shares Redeemed	(518,769)	(1,134,910)
Net Decrease	(234,496)	(367,757)

Rockefeller Intermediate Tax Exempt National Bond Fund
	Six Months Ended	Year Ended
	May 31, 2020	November 30, 2019
Shares Sold	513,743	1,214,873
Shares Reinvested	48,846	35,630
Shares Redeemed	(518,601)	(1,848,519)
Net Increase/(Decrease)	43,988	(598,016)

Rockefeller Intermediate Tax Exempt New York Bond Fund
	Six Months Ended	Year Ended
	May 31, 2020	November 30, 2019
Shares Sold	239,707	897,984
Shares Reinvested	23,681	18,394
Shares Redeemed	(482,775)	(660,532)
Net Increase/(Decrease)	(219,387)	255,846

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2020 (Unaudited)

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the six months ended May 31, 2020 are listed below.

			U.S.	U.S.
			Government	Government
			Securities	Securities
	Purchases	Sales	Purchases	Sales
Rockefeller Equity
Allocation Fund	$67,796,724	$68,810,507	$—	$—
Rockefeller Core
Taxable Bond Fund	$25,501,063	$26,853,387	$753,409	$2,075,215
Rockefeller Intermediate Tax
Exempt National Bond Fund	$19,649,831	$19,128,202	$—	$—
Rockefeller Intermediate Tax
Exempt New York Bond Fund	$7,968,198	$10,124,151	$—	$—

(8)	Line of Credit

As of May 31, 2020, the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund, and Rockefeller Intermediate Tax Exempt New York Bond Fund each had a line of credit in the amount of $10,000,000, $8,000,000, $8,500,000, and $4,000,000, respectively, which all mature on August 8, 2020. These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was accrued at the prime rate of 3.25%. The following table summarizes the line of credit activity for the Rockefeller Intermediate Tax Exempt New York Bond Fund during the six months ended May 31, 2020. The Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund and Rockefeller Intermediate Tax Exempt National Bond Fund did not utilize their lines of credit during the six months ended May 31, 2020. The Funds did not have any loans outstanding as of May 31, 2020.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Rockefeller Intermediate
Tax Exempt New York
Bond Fund	1	$2,770,000	$250	$2,770,000	5/28/20

*	Interest Expense is included with “Other expenses” on the Statements of Operations.

Rockefeller Funds
Notes to Financial Statements (Continued)

(9)	Subsequent Events

The Funds have evaluated events and transactions that have occurred subsequent to May 31, 2020 and determined there were no subsequent events that would require recognition or disclosure within the financial statements other than as described below.

On June 23, 2020, the Funds declared and paid distributions from ordinary income to shareholders of record as of June 22, 2020, as follows:

Ordinary Income
Rockefeller Equity Allocation Fund	$277,590
Rockefeller Core Taxable Bond Fund	$372,623
Rockefeller Intermediate Tax Exempt National Bond Fund	$359,404
Rockefeller Intermediate Tax Exempt New York Bond Fund	$207,087

(10)	Recent Market Events

U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of COVID-19 worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, temporary and permanent layoffs in the private sector and rising unemployment claims, reduced consumer spending, quarantines, cancellations, market declines, the closing of borders, restrictions on travel and widespread concern and uncertainty, all of which may lead to a substantial economic downturn or recession in the U.S. and global economies. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events, such as the upcoming U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Funds may face challenges with respect to their day-to-day operations if key personnel of the Adviser or other service providers are unavailable due to quarantines and restrictions on travel related to COVID-19. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Rockefeller Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Rockefeller Funds
Additional Information
(Unaudited)

Tax Information

For the year ended November 30, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Rockefeller Equity Allocation Fund	100.00%
Rockefeller Core Taxable Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt National Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt New York Bond Fund	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended November 30, 2019 was as follows:

Rockefeller Equity Allocation Fund	38.70%
Rockefeller Core Taxable Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt National Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt New York Bond Fund	0.00%

For the year ended November 30, 2019, the percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds was as follows:

Rockefeller Equity Allocation Fund	27.41%
Rockefeller Core Taxable Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt National Bond Fund	0.00%
Rockefeller Intermediate Tax Exempt New York Bond Fund	0.00%

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue Code, the Rockefeller Equity Allocation Fund designated the following amounts as foreign taxes paid for the year ended November 30, 2019. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Distribution Derived
	Creditable Foreign	Per Share	From Foreign
	Tax Credit Paid	Amount	Sourced Income
Rockefeller Equity Allocation	206,805	0.022972592	79.02%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 855-369-6209.

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years
Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	20	Professor Emeritus	Independent
615 E. Michigan St.		Term; Since		Department of	Trustee, USA
Milwaukee, WI 53202		August 22,		Accounting	MUTUALS
Year of Birth: 1955		2001		(June 2019–	(an open-end
				present), Professor,	investment
				Department of	company with
				Accounting	two portfolios).
(2004–May 2019),
Chair, Department
of Accounting
(2004–2017),
Marquette University.

Gary A. Drska	Trustee	Indefinite	20	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
two portfolios).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years
Jonas B. Siegel	Trustee	Indefinite	20	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee, Gottex
Milwaukee, WI 53202		October 23,		Managing Director,	Trust (an open-
Year of Birth: 1943		2009		Chief Administrative	end investment
				Officer (“CAO”) and	company)
				Chief Compliance	(2010–2016);
				Officer (“CCO”),	Independent
				Granite Capital	Manager,
				International Group,	Ramius IDF
				L.P. (an investment	fund complex
				management firm)	(two closed-
				(1994–2011).	end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	20	President	Trustee, USA
615 E. Michigan St.	and	Term; Since		(2017–present),	MUTUALS
Milwaukee, WI 53202	Trustee	August 22,		Chief Operating	(an open-end
Year of Birth: 1962		2001		Officer (2016–	investment
				present), Executive	company)
				Vice President,	(2001–2018);
				(1994–2017),	Trustee, Buffalo
				U.S. Bancorp	Funds (an
				Fund Services,	open-end
				LLC.	investment
company)
(2003–2017).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years
Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Term;		U.S. Bancorp Fund
Milwaukee, WI 53202	Officer,	Since		Services, LLC
Year of Birth: 1985	Vice	July 1,		(February 2017–
	President	2017		present); Vice
	and			President
	Anti-Money			and Assistant CCO,
	Laundering			Heartland Advisors,
	Officer			Inc. (December 2016–
January 2017); Vice
President and CCO,
Heartland Group, Inc.
(May 2016–November
2016); Vice President,
CCO and Senior Legal
Counsel (May 2016–
November 2016),
Assistant CCO and
Senior Legal Counsel
(January 2016–
April 2016), Senior
Legal and Compliance
Counsel (2013–2015),
Heartland Advisors, Inc.

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President,
Milwaukee, WI 53202		July 22,		U.S. Bancorp Fund
Year of Birth: 1970		2019		Services, LLC
(2019–present);
Partner, Practus, LLP
(2018–2019);
Counsel, Drinker
Biddle & Reath LLP
(2016–2018);
Counsel, Huntington
Bancshares, Inc.
(2011–2015).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years
Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura A. Caroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

 (This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 855-369-6209. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30 are available without charge, either upon request by calling the Funds toll free at 855-369-6209 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Funds’ filings, as applicable, on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-369-6209 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

ROCKEFELLER FUNDS

Investment Adviser	Rockefeller & Co. LLC
45 Rockefeller Plaza, 5th Floor
New York, New York 10111

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
111 East Kilbourn Avenue
Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of [directors/trustees].

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date    August 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date    August 4, 2020

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date    August 4, 2020

* Print the name and title of each signing officer under his or her signature.